Taxes (Details 2) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Allowance for doubtful account	$ 34,003	$ 2,908
Net operating loss carryforward	579,108	542,773
Deferred tax assets, net	613,111	545,681
Deferred tax liabilities:
Capitalized development costs	(545,253)	(285,827)
Deferred tax assets, net	67,938	259,854
Noncurrent deferred tax assets	389,893	461,461
Noncurrent deferred tax liabilities	(322,035)	(201,607)
Deferred tax assets, net	$ 67,858	$ 259,854